SHARE CAPITAL - Stock options (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
SHARE CAPITAL
Number of options, Beginning balance | shares	3,773,000	3,957,167
Number of options granted | shares	1,810,333	1,335,000
Number of options exercised | shares	(4,167)	(85,000)
Number of options forfeited | shares	(883,166)	(745,000)
Number of options expired | shares		(689,167)
Number of options, Ending Balance | shares	4,696,000	3,773,000
Weighted average exercise price, Beginning balance | $ / shares	$ 3.11	$ 3.37
Weighted average exercise price, Options granted | $ / shares	1.58	2.1
Weighted average exercise price, Options exercised | $ / shares	2.1	2.15
Weighted average exercise price, Forfeited | $ / shares	2.26	3.68
Weighted average exercise price, Expired | $ / shares		2.15
Weighted average exercise price, Ending balance | $ / shares	$ 2.68	$ 3.11